Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical)	12 Months Ended
Mar. 31, 2024 shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued	28,000,000